Income Tax (Details) - Schedule of federal income tax rate	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit
Meals and entertainment
Offering expenses		2.60%
Change in fair value of warrants		(25.60%)
Valuation allowance		2.00%
Income tax provision